SHAREHOLDERS' EQUITY - Share Capital - Share Repurchases (Details) $ / shares in Units, $ in Thousands	2 Months Ended		12 Months Ended
	Feb. 23, 2022 USD ($) $ / shares shares	Feb. 23, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares
Share capital
Normal Course Issuer Bid, purchases during twelve-month period, percentage of public float (as a percent)			10.00%	10.00%
Shares purchased for cancellation (in shares) | shares			12,897,721		340,434		18,231,401
Average price per share | (per share)			$ 9.55	$ 12.06	$ 5.63	$ 7.44	$ 7.36	$ 9.80
Purchase of common shares under Normal Course Issuer Bid | $			$ 123,200		$ 1,900		$ 134,300
Common shares available for repurchase under the current NCIB (in shares) | shares			12,668,090	12,668,090
Subsequent Event
Share capital
Shares purchased for cancellation (in shares) | shares	2,257,400
Average price per share | (per share)	$ 11.58	$ 14.67
Purchase of common shares under Normal Course Issuer Bid | $	$ 26,100
Share Capital
Share capital
Shares purchased for cancellation (in shares) | shares			12,898,000		340,000		18,231,000
Purchase of common shares under Normal Course Issuer Bid | $			$ 128,686		$ 3,582		$ 190,917
Accumulated Deficit
Share capital
Purchase of common shares under Normal Course Issuer Bid | $			$ (5,504)		$ (1,775)		$ (56,632)